COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ 195,400	$ 205,100	$ 185,600
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	117,100	249,900
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	(69,062)
Comprehensive (loss) income attributable to DENTSPLY International	(49,220)	388,330	360,983
Accumulated Other Comprehensive Income (Loss), End of Period	(441,136)	(69,062)
Parent
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	(69,062)	(144,200)
Other comprehensive (loss) income before reclassifications	(375,311)	69,388
Amounts reclassified from accumulated other comprehensive income (loss)	8,767	5,750
Comprehensive (loss) income attributable to DENTSPLY International	(366,544)	75,138
Foreign currency translation related to acquisition of noncontrolling interest	(5,530)
Accumulated Other Comprehensive Income (Loss), End of Period	(441,136)	(69,062)	(144,200)
Accumulated Translation Adjustment
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	140,992	54,302
Other comprehensive (loss) income before reclassifications	(347,952)	86,690
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Comprehensive (loss) income attributable to DENTSPLY International	(347,952)	86,690
Foreign currency translation related to acquisition of noncontrolling interest	(5,530)
Accumulated Other Comprehensive Income (Loss), End of Period	(212,490)	140,992	54,302
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	(21,753)	(17,481)
Other comprehensive (loss) income before reclassifications	3,988	(6,234)
Amounts reclassified from accumulated other comprehensive income (loss)	6,940	1,962
Comprehensive (loss) income attributable to DENTSPLY International	10,928	(4,272)
Foreign currency translation related to acquisition of noncontrolling interest	0
Accumulated Other Comprehensive Income (Loss), End of Period	(10,825)	(21,753)	(17,481)
Gain (Loss) on Derivative Instruments [Member]
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	(151,114)	(125,661)
Other comprehensive (loss) income before reclassifications	38,386	(25,453)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Comprehensive (loss) income attributable to DENTSPLY International	38,386	(25,453)
Foreign currency translation related to acquisition of noncontrolling interest	0
Accumulated Other Comprehensive Income (Loss), End of Period	(112,728)	(151,114)	(125,661)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	12,729	17,822
Other comprehensive (loss) income before reclassifications	(4,248)	(5,093)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Comprehensive (loss) income attributable to DENTSPLY International	(4,248)	(5,093)
Foreign currency translation related to acquisition of noncontrolling interest	0
Accumulated Other Comprehensive Income (Loss), End of Period	8,481	12,729	17,822
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated other comprehensive income(loss) rollforward [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Beginning of Period	(49,916)	(73,182)
Other comprehensive (loss) income before reclassifications	(65,485)	19,478
Amounts reclassified from accumulated other comprehensive income (loss)	1,827	3,788
Comprehensive (loss) income attributable to DENTSPLY International	(63,658)	23,266
Foreign currency translation related to acquisition of noncontrolling interest	0
Accumulated Other Comprehensive Income (Loss), End of Period	(113,574)	(49,916)	$ (73,182)
Net Investment Hedging
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 95,400	$ 108,900